Use of judgements and estimates	6 Months Ended
Jun. 30, 2025
Use of judgements and estimates
Use of judgements and estimates

4.Use of judgements and estimates

In preparing these interim financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the full year consolidated financial statements.

Estimates and underlying assumptions are reviewed on an ongoing basis and are consistent with the Group’s risk management commitments, where appropriate. Revisions to estimates are recognised prospectively.

Measurement of fair values

A number of the Group’s accounting policies require the measurement of fair values, for both financial assets and liabilities and non-financial assets and liabilities.

4.Use of judgements and estimates (continued)

Measurement of fair values (continued)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these interim financial statements is determined on such a basis, except for leasing transactions that are within the scope of IFRS 16 Leases (“IFRS 16”), and measurements that have some similarities to fair value but are not fair value, such as net realisable value in IAS 2 Inventories (“IAS 2”) or value in use in IAS 36 Impairment of Assets (“IAS 36”).

In addition, for financial reporting purposes, fair value measurements are categorised into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability.

Further information about the assumptions made in measuring fair values is included in Note 15.